Stock Warrants (Details Textual) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Private Placement [Member] Warrants 1 [Member]	Dec. 31, 2012 Private Placement [Member] Warrants 2 [Member]	Dec. 31, 2012 Private Placement [Member] Warrant 3 [Member]	Mar. 31, 2012 Consulting Services [Member]	Dec. 31, 2012 Consulting Services [Member]	Mar. 20, 2012 Consulting Services [Member]	Mar. 20, 2012 Consulting Services [Member] Condition 1 [Member]	Mar. 20, 2012 Consulting Services [Member] Condition 2 [Member]	Mar. 20, 2012 Consulting Services [Member] Condition 3 [Member]	Nov. 30, 2012 Consulting services 2 [Member]	Dec. 31, 2012 Consulting services 2 [Member]	Nov. 01, 2012 Consulting services 2 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 1 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 2 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 3 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 4 [Member]	Dec. 31, 2012 Placement agency agreement [Member]	Dec. 31, 2012 Placement agency agreement [Member] Minimum [Member]	Dec. 31, 2012 Placement agency agreement [Member] Maximum [Member]	Oct. 15, 2012 Software development agreement [Member]	Dec. 31, 2012 Software development agreement [Member]	Oct. 15, 2012 Software development agreement [Member] Condition 1 [Member]	Oct. 15, 2012 Software development agreement [Member] Condition 2 [Member]
Stock Warrants (Textual)
Number of warrants issued							2,500,000	3,210,000	3,088,000			200,000						500,000					156,000			125,000
Fair value of warrants						$ 135,141	$ 46,000	$ 135,141	$ 114,898			$ 18,840						$ 44,200					$ 9,524			$ 9,738
Capitalized software development cost																											2,272
Exercise price				$ 0.10	$ 0.75		$ 0.25	$ 0.50	$ 0.75	$ 0.25						$ 0.25								$ 0.25	$ 0.50	$ 0.30
Term of warrants	5 years						5 years	5 years	5 years														5 years
Value of warrants to be vested expensed during the year											$ 2,878						$ 2,947
Number of warrants cashless exercise feature and vest													25,000	100,000	75,000				50,000	50,000	100,000	300,000						70,000	55,000
Description of warrants cashless exercise feature and vest										The warrant has a cashless exercise feature and vest as follows: (a) 25,000 shares after six months after the date of the agreement, (b) 100,000 shares after twelve months after the date of the agreement, and (c) 75,000 shares eighteen months after the date of the agreement.						The warrant has a cashless exercise feature and vests as follows: (a) 50,000 shares three months after the date of the agreement, (b) 50,000 shares six months after the date of the agreement, (c) 100,000 shares nine months after the date of the agreement, and (d) 300,000 shares twelve months after the date of the agreement.										The warrant has a cashless exercise feature and vests as follows: (a) 70,000 shares six months after the date of the agreement, and (b) 55,000 shares twelve months after the date of the agreement.
Number of warrants outstanding	17,100,000	15,000,000				19,605,000